PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property and equipment
Less: Accumulated depreciation			¥ (198,322)		¥ (241,198)
Net book value	$ 86,357		519,558		559,404
Depreciation expense	7,685	¥ 49,781	45,660	¥ 31,867
Loss due to disposal of fixed assets	$ 17	¥ 109	359	¥ 171
Land and building
Property and equipment
Gross book value			526,294		575,443
Leasehold improvements
Property and equipment
Gross book value			25,487		29,999
Electronic equipment
Property and equipment
Gross book value			120,039		132,990
Furniture and fixtures
Property and equipment
Gross book value			11,891		11,900
Motor vehicles
Property and equipment
Gross book value			6,669		6,910
Other assets
Property and equipment
Gross book value			¥ 27,500		¥ 43,360